Schedule of Convertible Debenture, Valuation Assumptions (Details)	12 Months Ended
Jan. 31, 2014
Fair Value Assumptions, Expected Dividend Rate	0.00%
Minimum [Member]
Fair Value Assumptions, Risk Free Interest Rate	1.73%
Fair Value Assumptions, Expected Term	4 years 5 months 16 days
Fair Value Assumptions, Expected Volatility Rate	87.00%
Maximum [Member]
Fair Value Assumptions, Risk Free Interest Rate	2.11%
Fair Value Assumptions, Expected Term	4 years 11 months 16 days
Fair Value Assumptions, Expected Volatility Rate	93.00%